Derivative Financial Instruments (Protection Sold Through Credit Derivatives) (Detail) - JPY (¥)	Sep. 30, 2021	Mar. 31, 2021
Credit Derivatives [Line Items]
1 year or less	¥ 548,203,000,000	¥ 517,053,000,000
1-5 years	2,651,125,000,000	3,130,734,000,000
Over 5 years	914,680,000,000	805,026,000,000
Total	4,114,008,000,000	4,452,813,000,000
(Asset)/liability	(74,830,000,000)	(69,286,000,000)
Protection Sold
Credit Derivatives [Line Items]
1 year or less	548,203,000,000	517,053,000,000
1-5 years	2,634,337,000,000	3,114,128,000,000
Over 5 years	914,680,000,000	805,026,000,000
Total	4,097,220,000,000	4,436,207,000,000
(Asset)/liability	(74,917,000,000)	(69,343,000,000)
Protection Sold | Single name credit default swaps:
Credit Derivatives [Line Items]
1 year or less	407,369,000,000	379,092,000,000
1-5 years	2,281,924,000,000	2,548,775,000,000
Over 5 years	893,059,000,000	775,041,000,000
Total	3,582,352,000,000	3,702,908,000,000
(Asset)/liability	(67,192,000,000)	(62,506,000,000)
Protection Sold | Single name credit default swaps: | Investment Grade
Credit Derivatives [Line Items]
1 year or less	337,188,000,000	294,312,000,000
1-5 years	1,914,711,000,000	2,235,390,000,000
Over 5 years	824,940,000,000	715,896,000,000
Total	3,076,839,000,000	3,245,598,000,000
(Asset)/liability	(70,434,000,000)	(67,707,000,000)
Protection Sold | Single name credit default swaps: | Non-investment grade
Credit Derivatives [Line Items]
1 year or less	70,181,000,000	84,780,000,000
1-5 years	367,213,000,000	311,702,000,000
Over 5 years	68,119,000,000	59,145,000,000
Total	505,513,000,000	455,627,000,000
(Asset)/liability	3,242,000,000	5,284,000,000
Protection Sold | Single name credit default swaps: | Not rated
Credit Derivatives [Line Items]
1 year or less	0	0
1-5 years	0	1,683,000,000
Over 5 years	0	0
Total	0	1,683,000,000
(Asset)/liability	0	(83,000,000)
Protection Sold | Index and basket credit default swaps :
Credit Derivatives [Line Items]
1 year or less	140,834,000,000	137,961,000,000
1-5 years	352,413,000,000	565,353,000,000
Over 5 years	21,621,000,000	29,985,000,000
Total	514,868,000,000	733,299,000,000
(Asset)/liability	(7,726,000,000)	(6,837,000,000)
Protection Sold | Index and basket credit default swaps : | Investment Grade
Credit Derivatives [Line Items]
1 year or less	33,000,000,000	43,000,000,000
1-5 years	266,662,000,000	470,063,000,000
Over 5 years	20,727,000,000	29,133,000,000
Total	320,389,000,000	542,196,000,000
(Asset)/liability	(5,843,000,000)	(4,753,000,000)
Protection Sold | Index and basket credit default swaps : | Non-investment grade
Credit Derivatives [Line Items]
1 year or less	50,364,000,000	35,427,000,000
1-5 years	39,172,000,000	65,319,000,000
Over 5 years	0	0
Total	89,536,000,000	100,746,000,000
(Asset)/liability	(712,000,000)	(1,165,000,000)
Protection Sold | Index and basket credit default swaps : | Not rated
Credit Derivatives [Line Items]
1 year or less	57,470,000,000	59,534,000,000
1-5 years	46,579,000,000	29,971,000,000
Over 5 years	894,000,000	852,000,000
Total	104,943,000,000	90,357,000,000
(Asset)/liability	(1,171,000,000)	(919,000,000)
Protection Sold | Other Credit Derivatives | Investment Grade
Credit Derivatives [Line Items]
1 year or less	0	0
1-5 years	16,788,000,000	16,606,000,000
Over 5 years	0	0
Total	16,788,000,000	16,606,000,000
(Asset)/liability	¥ 87,000,000	¥ 57,000,000